Contents of Significant Accounts - Summary of Disaggregation of Revenue by Geography (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of Geographical Areas [Line Items]
Operating revenues	$ 148,201,641	$ 4,954,919	$ 151,252,571	$ 149,284,706
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues				48,952,219
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues				30,798,270
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues				18,971,866
Japan [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues				4,694,277
USA [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues				18,208,227
Europe [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues				14,329,730
Others [member]
Disclosure of Geographical Areas [Line Items]
Operating revenues				$ 13,330,117